Securities Available for Sale (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Summary of securities available for sale
Amortized Cost	$ 210,535	$ 73,371
Gross unrealized gains	3,659	517
Gross unrealized losses	4	1,763
Estimated fair value	214,190	72,125
Corporate debt securities [Member]
Summary of securities available for sale
Amortized Cost	57,983	48,412
Gross unrealized gains	3,035	263
Gross unrealized losses	0	1,763
Estimated fair value	61,018	46,912
U.S. Government sponsored agency securities [Member]
Summary of securities available for sale
Amortized Cost	152,546
Gross unrealized gains	624
Gross unrealized losses	4
Estimated fair value	153,166
Trust preferred securities [Member]
Summary of securities available for sale
Amortized Cost		24,942
Gross unrealized gains		254
Gross unrealized losses		0
Estimated fair value		25,196
Municipal securities [Member]
Summary of securities available for sale
Amortized Cost	6	17
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Estimated fair value	$ 6	$ 17